Loss Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 7 – Loss Per Share

Basic loss per Ordinary Share is computed by dividing net loss available to ordinary shareholders by the weighted-average number of Ordinary Shares outstanding during the period. Diluted loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the sum of (1) the weighted-average number of Ordinary Shares outstanding during the period, (2) the dilutive effect of the assumed exercise of share options using the treasury stock method, and (3) the dilutive effect of other potentially dilutive securities.

The following is the calculation of the basic and diluted weighted average shares outstanding for the three and six months ended June 30, 2019 and 2018, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
Loss per share	2019	2018	2019	2018
Company posted	Net loss	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393
Dilutive effect of Ordinary Share equivalents	None	None	None	None
Dilutive weighted average shares outstanding	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393
Loss per common share (basic and diluted)	$0.00	$0.01	$0.00	$0.01

For purposes of the diluted net loss per share calculation, share options and warrants are considered to be potentially dilutive securities and are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the periods presented due to the Company’s net loss position.

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Six Months Ended June 30, 2019	Six Months Ended June 30, 2018
Total share options	100,421,998	63,561,998
Total warrants-equity classified	-	22,575
Total share options and warrants	100,421,998	63,584,573